Prospectus Supplement                                    211071 1/04
dated January 23, 2004 to:

PUTNAM EUROPE EQUITY FUND
Prospectus dated October 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader           Since   Experience
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Heather Arnold             2003    Sept. 2003 - Present    Putnam Management
                                   Prior to May 2003       Alternum Capital
                                   Prior to June 2001      Franklin Templeton
                                                           Investments
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Portfolio members          Since   Experience
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Joshua L. Byrne            2000    1992 - Present          Putnam Management

Melissa M. Reilly          2003    1999 - Present          Putnam Management
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